Ultra-Small Company Market Fund
FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND
Investment Objective:
The Ultra-Small Company Market Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Ultra-Small Company Market Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ultra-Small Company Market Fund Class N
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses	[1]	0.12%
Other Expenses		0.33%
Total Annual Fund Operating Expenses		0.95%
Fee Waiver and/or Expense Reimbursement	[2]	(0.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[3]	0.87%
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[3]	Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra-Small Company Market Fund Class N	89	278	482	1,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies:
The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the “Index”) published by the University of Chicago’s Center for Research in Security Prices (“CRSP”) over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2012, the stocks in this group generally had a market capitalization of less than $244 million. The Adviser invests in a representative sample of the companies included in the Index. However, the Adviser also may invest in companies that are not included in the Index.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct such tax management without detriment to the overall Fund return.

The Fund may purchase stock market index futures in order to hedge cash.
Principal Risks:
The market price of ultra-small company shares typically exhibits greater volatility than small-company and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

If too many ultra-small companies in the Fund outgrow the Fund’s ultra-small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

The Fund’s use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Ultra-Small Company Market Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/12 through 9/30/12 was 20.42%.

	Quarter	Total Return
Best Quarter:	Q2 03	30.87%
Worst Quarter:	Q4 08	-27.94%

Average Annual Total Returns (For the periods ended 12/31/11)
Average Annual Total Returns Ultra-Small Company Market Fund		1 Year	5 Years	10 Years
Class N		(7.86%)	(3.67%)	8.09%
Class N Return After Taxes on Distributions	[1]	(8.65%)	(4.37%)	7.57%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	(4.21%)	(3.22%)	7.08%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)		(13.98%)	(0.86%)	10.11%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.